SHARE-BASED COMPENSATION - Fair value of share options granted (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Expected life		3 years 4 months 24 days
Expected dividend yield	0.00%	0.00%
Fair value per option granted	CAD$0.82 - CAD$1.10	CAD$0.59 - CAD$1.22
Bottom of range [Member]
SHARE-BASED COMPENSATION
Risk-free interest rate	1.44%	0.70%
Expected stock price volatility	73.80%	66.11%
Expected life	3 years 4 months 13 days
Top of range [Member]
SHARE-BASED COMPENSATION
Risk-free interest rate	4.07%	1.29%
Expected stock price volatility	76.78%	73.37%
Expected life	3 years 5 months 1 day